Consolidated Statements of Stockholders' Equity - USD ($)	Total	Restatement Adjustment [Member]	Capital Stock [Member]	Capital Stock [Member] Restatement Adjustment [Member]	Treasury Stock [Member]	Treasury Stock [Member] Restatement Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restatement Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restatement Adjustment [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Restatement Adjustment [Member]
Beginning balance at Dec. 31, 2016	$ 573,975,304		$ 442,850		$ (22,523,528)		$ 501,342,523		$ 94,688,024		$ 25,435
Balance (in shares) at Dec. 31, 2016			44,285,108		(4,424,545)
Stock based compensation	129,245						129,245
Comprehensive income/(loss) for the year	(625,777)								(1,218,237)		592,460
Ending balance at Dec. 31, 2017	573,478,772	$ 573,134,591	$ 442,850	$ 442,850	$ (22,523,528)	$ (22,523,528)	501,471,768	$ 501,471,768	93,469,787	$ 93,125,606	617,895	$ 617,895
Ending Balance, (in shares) at Dec. 31, 2017			44,285,108	44,285,108	(4,424,545)	(4,424,545)
Issuance of restricted shares and stock based compensation	338,356		$ 2,646				335,710
Issuance of restricted shares and stock based compensation (in shares)			264,621
Cumulative effect of accounting change	(344,181)								(344,181)
Comprehensive income/(loss) for the year	(12,220,436)								(12,276,520)		56,084
Ending balance at Dec. 31, 2018	561,252,511		$ 445,496		$ (22,523,528)		501,807,478		80,849,086		673,979
Ending Balance, (in shares) at Dec. 31, 2018			44,549,729		(4,424,545)
Stock based compensation	611,644						611,644
Stock repurchase	(1,837,617)				$ (1,837,617)
Stock repurchase (in shares)					(540,910)
Comprehensive income/(loss) for the year	(839,898)								2,093,124		(2,933,022)
Ending balance at Dec. 31, 2019	$ 559,186,640		$ 445,496		$ (24,361,145)		$ 502,419,122		$ 82,942,210		$ (2,259,043)
Ending Balance, (in shares) at Dec. 31, 2019			44,549,729		(4,965,455)